CONDENSED CONSOLIDATED BALANCE SHEETS (Unaudited) (Parenthetical) - USD ($) $ in Thousands	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
CURRENT ASSETS
Accounts receivable, net of allowance	$ 75	$ 95	$ 76
Inventory, net of reserves	$ 156	$ 118	$ 144
STOCKHOLDERS' EQUITY :
Series B convertible preferred stock par value	$ 0.001	$ 0.001	$ 0.001
Series B convertible preferred stock shares authorized	3	3	3
Series B convertible preferred stock, Issued	0	0	1.2
Series B convertible preferred stock, Outstanding	0	0	1.2
Series B convertible preferred stock, Liquidation preference	$ 0	$ 0	$ 1,200
Series C convertible preferred stock par value	$ .001	$ .001	$ 0.001
Series C convertible preferred stock shares authorized	9.0	9.00	9.00
Series C convertible preferred stock, Issued	5.0	5.6	0.00
Series C convertible preferred stock, Outstanding	5.0	5.6	0.00
Series C convertible preferred stock, Liquidation preference	$ 4,966	$ 5,555	$ 0
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, Authorized	1,000,000	1,000,000	1,000,000
Common stock, Issued	5,322	2,371	969
Common stock, outstanding	5,322	2,371	969